UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [X]; Amendment Number: __1___
This Amendment (Check only one.):  [X] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Partners USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/14/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	  0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total: $ 21,398
				        (thousands)

List of Other Included Managers:  	  NONE


                                                              VALUE                 SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS     CUSIP    ($000's)     AMOUNT    PRN  CALLDISCRETION MANAGER     SOLE SHARED NONE
-----------------------------------------------------------  --------  ----------------- ---- ---------- -------- ------ ------  ---

ACTIVE POWER INC                       COM        00504W100     29        43781      SH          SOLE               43781
AK STL HLDGS CORP                      COM        001547108     295       35729      SH          SOLE               35729
ALASKA COMMUNICATIONS SYS GR           COM        01167P101     59        19741      SH          SOLE               19741
ALCOA INC                              COM        013817101     303        5336      SH          SOLE               5336
ALEXANDERS INC                         COM        014752109     663        1792      SH          SOLE               1792
ALLIANCE ONE INTL INC                  COM        018772103     79        29096      SH          SOLE               29096
ALTAIR NANOTECHNOLOGIES INC          COM NEW      021373204     26        39835      SH          SOLE               39835
ARTIO GLOBAL INVS INC               COM CL A      04315B107     70        14379      SH          SOLE               14379
AVANIR PHARMACEUTICALS INC          CL A NEW      05348P401     58        28463      SH          SOLE               28463
BOSTON PRIVATE FINL HLDGS IN    *W EXP 11/21/201  101119113     160       50000      SH          SOLE               50000
CADENCE PHARMACEUTICALS INC            COM        12738T100     83        20900      SH          SOLE               20900
CALLAWAY GOLF CO                       COM        131193104     66        11968      SH          SOLE               11968
CAMELOT INFORMATION SYS INC      ADR RP ORD SHS   13322V105     78        27386      SH          SOLE               27386
CHIMERA INVT CORP                      COM        16934Q109     76        30203      SH          SOLE               30203
CHINA MING YANG WIND PWR GRO      SPONSORED ADR   16951C108     64        28256      SH          SOLE               28256
CHRISTOPHER & BANKS CORP               COM        171046105     74        31443      SH          SOLE               31443
CITIGROUP INC                   *W EXP 01/04/201  172967226     285      1000000     SH          SOLE              1000000
CITIGROUP INC                   *W EXP 10/28/201  172967234     102      2000000     SH          SOLE              2000000
COGDELL SPENCER INC                    COM        19238U107     61        14346      SH          SOLE               14346
COMERICA INC                    *W EXP 11/14/201  200340115    1636       306100     SH          SOLE              306100
COMPLETE GENOMICS INC                  COM        20454K104     72        24540      SH          SOLE               24540
COMVERGE INC                           COM        205859101     24        19064      SH          SOLE               19064
CYTORI THERAPEUTICS INC                COM        23283K105     76        34626      SH          SOLE               34626
DAQO NEW ENERGY CORP              SPONSORED ADR   23703Q104     25        14784      SH          SOLE               14784
DEPOMED INC                            COM        249908104     69        13290      SH          SOLE               13290
DEVON ENERGY CORP NEW                  COM        25179M103     288        4652      SH          SOLE               4652
DEXCOM INC                             COM        252131107     99        10621      SH          SOLE               10621
DICE HLDGS INC                         COM        253017107     84        10191      SH          SOLE               10191
DIRECTV                             COM CL A      25490A101     595       13916      SH          SOLE               13916
E-COMMERCE CHINA DANGDANG IN      SPN ADS COM A   26833A105     77        17498      SH          SOLE               17498
EMCORE CORP                            COM        290846104     25        29335      SH          SOLE               29335
ENERGYSOLUTIONS INC                    COM        292756202     59        18969      SH          SOLE               18969
ENSCO PLC                         SPONSORED ADR   29358Q109     235        5000      SH          SOLE               5000
FEDERAL SIGNAL CORP                    COM        313855108     85        20580      SH          SOLE               20580
FIVE STAR QUALITY CARE INC             COM        33832D106     74        24563      SH          SOLE               24563
GENON ENERGY INC                       COM        37244E107     61        23544      SH          SOLE               23544
GMX RES INC                            COM        38011M108     75        59838      SH          SOLE               59838
HANWHA SOLARONE CO LTD            SPONSORED ADR   41135V103     29        29728      SH          SOLE               29728
HYPERDYNAMICS CORP                     COM        448954107     45        18180      SH          SOLE               18180
IMATION CORP                           COM        45245A107     81        14105      SH          SOLE               14105
INTRALINKS HLDGS INC                   COM        46118H104     72        11551      SH          SOLE               11551
JANUS CAP GROUP INC                    COM        47102X105     63        10047      SH          SOLE               10047
KKR FINANCIAL HLDGS LLC                COM        48248A306     144       16500      SH          SOLE               16500
LIONBRIDGE TECHNOLOGIES INC            COM        536252109     81        35162      SH          SOLE               35162
MEMC ELECTR MATLS INC                  COM        552715104     289       73405      SH          SOLE               73405
METABOLIX INC                          COM        591018809     87        19143      SH          SOLE               19143
METROPCS COMMUNICATIONS INC            COM        591708102     90        10359      SH          SOLE               10359
MUELLER WTR PRODS INC               COM SER A     624758108     62        25549      SH          SOLE               25549
PACIFIC DRILLING SA LUXEMBOU         REG SHS      L7257P106     140       15000      SH          SOLE               15000
PENSON WORLDWIDE INC                   COM        709600100     385       331976     SH          SOLE              331976
PLX TECHNOLOGY INC                     COM        693417107     86        30000      SH          SOLE               30000
POPULAR INC                            COM        733174106     28        20310      SH          SOLE               20310
RARE ELEMENT RES LTD                   COM        75381M102     92        28366      SH          SOLE               28366
RIO TINTO PLC                     SPONSORED ADR   767204100    4868       99511      SH          SOLE               99511
SANGAMO BIOSCIENCES INC                COM        800677106     85        29893      SH          SOLE               29893
SAVIENT PHARMACEUTICALS INC            COM        80517Q100     78        35061      SH          SOLE               35061
SCORPIO TANKERS INC                    SHS        Y7542C106     98        20000      SH          SOLE               20000
SEQUENOM INC                         COM NEW      817337405     83        15935      SH          SOLE               15935
SIGA TECHNOLOGIES INC                  COM        826917106     389       27065      SH          SOLE               27065
TALBOTS INC                            COM        874161102     311       26676      SH          SOLE               26676
U S AIRWAYS GROUP INC                  COM        90341W108     47        17823      SH          SOLE               17823
VALUEVISION MEDIA INC                 CL A        92047K107     621       44041      SH          SOLE               44041
V F CORP                               COM        918204108    3728        3067      SH          SOLE               3067
WASHINGTON FED INC              *W EXP 11/14/201  938824117    1726       82900      SH          SOLE               82900
WET SEAL INC                          CLA A       961840105     739       14318      SH          SOLE               14318
WINTRUST FINANCIAL CORP         *W EXP 12/18/201  97650W157     562       50000      SH          SOLE               50000


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